UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--50.3%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.2%
-------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
Liberty Media Holding Corp.-Interactive, Series A 1                                368,700   $     8,233,071
-------------------------------------------------------------------------------------------------------------
MEDIA--4.7%
Liberty Global, Inc., Series A 1                                                   635,277        26,071,768
-------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                   644,261        25,319,457
                                                                                             ----------------
                                                                                                  51,391,225
-------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Office Depot, Inc. 1                                                               240,900         7,299,270
-------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
-------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Costco Wholesale Corp.                                                             311,500        18,228,980
-------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                126,100         3,387,046
-------------------------------------------------------------------------------------------------------------
TOBACCO--3.4%
Altria Group, Inc.                                                                 320,300        22,465,842
-------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                         185,800        14,356,766
                                                                                             ----------------
                                                                                                  36,822,608
-------------------------------------------------------------------------------------------------------------
ENERGY--2.7%
-------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.7%
BP plc, ADR                                                                         87,800         6,333,892
-------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  190,200        15,953,976
-------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                         27,900         3,383,433
-------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                 129,000         3,444,012
                                                                                             ----------------
                                                                                                  29,115,313
-------------------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
-------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Bear Stearns Cos., Inc. (The)                                                       38,100         5,334,000
-------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                          531,400        11,738,626
-------------------------------------------------------------------------------------------------------------
UBS AG                                                                             358,040        21,403,290
                                                                                             ----------------
                                                                                                  38,475,916
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Wachovia Corp.                                                                     325,462        16,679,928
-------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                  299,900        10,547,483
                                                                                             ----------------
                                                                                                  27,227,411
-------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Capital One Financial Corp.                                                         33,400         2,619,896
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Bank of America Corp.                                                              111,854         5,468,542
-------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
Everest Re Group Ltd.                                                               93,500        10,157,840
-------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                    141,300         4,860,720
-------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                   64,100         2,968,471
-------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                174,500         6,063,875
                                                                                             ----------------
                                                                                                  24,050,906
-------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Freddie Mac                                                                         89,000         5,402,300


                          1 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

                                                                                    SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Amgen, Inc. 1,2                                                                     88,000   $     4,865,520
-------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                                            340,500         1,271,768
-------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                      464,000         4,138,880
-------------------------------------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                                                      315,880         4,744,518
-------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                      457,200         9,262,872
                                                                                             ----------------
                                                                                                  24,283,558
-------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                               68,000         4,398,240
-------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                          261,100         4,005,274
                                                                                             ----------------
                                                                                                   8,403,514
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Medco Health Solutions, Inc. 1                                                      38,500         3,002,615
-------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                            170,100         2,638,251
-------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                   98,400         7,855,272
                                                                                             ----------------
                                                                                                  13,496,138
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Medicines Co. (The) 1                                                              278,700         4,910,694
-------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                   143,500         8,046,045
-------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                             213,000         8,577,510
                                                                                             ----------------
                                                                                                  21,534,249
-------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.8%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                                                         150,000        14,424,000
-------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                           61,200         2,950,452
-------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                           134,717         2,830,404
-------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                         164,570         5,932,749
-------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                          254,500        18,051,685
                                                                                             ----------------
                                                                                                  44,189,290
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Siemens AG, Sponsored ADR                                                           94,400        13,504,864
-------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Navistar International Corp. 1                                                      76,600         5,055,600
-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.6%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                                              288,000         8,020,800
-------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                      60,400         2,620,756
                                                                                             ----------------
                                                                                                  10,641,556
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
International Business Machines Corp.                                               63,200         6,651,800
-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
eBay, Inc. 1                                                                       227,300         7,314,514
-------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                6,000         3,140,280
-------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                      94,700         2,569,211
                                                                                             ----------------
                                                                                                  13,024,005


                          2 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

                                                                                    SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Texas Instruments, Inc.                                                            245,900   $     9,253,217
-------------------------------------------------------------------------------------------------------------
SOFTWARE--8.0%
Microsoft Corp.                                                                    911,400        26,858,958
-------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                   1,049,500         8,175,605
-------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                   502,100        13,270,503
-------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                            1,911,047        38,163,609
                                                                                             ----------------
                                                                                                  86,468,675
-------------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Lubrizol Corp. (The)                                                                47,900         3,091,945
-------------------------------------------------------------------------------------------------------------
Sinomem Technology Ltd. 1                                                        1,168,000         1,159,797
                                                                                             ----------------
                                                                                                   4,251,742
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Texas Industries, Inc.                                                              27,300         2,140,593
-------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                29,900         3,424,746
                                                                                             ----------------
                                                                                                   5,565,339
-------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce, Sponsored ADR                                          136,200         5,134,740
-------------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
-------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
AES Corp. (The) 1                                                                  539,700        11,808,636
-------------------------------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                                              321,400         3,034,016
                                                                                             ----------------
                                                                                                  14,842,652
                                                                                             ----------------
Total Common Stocks (Cost $409,578,956)                                                          544,023,423

                                                                                     UNITS
-------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1  (Cost $0)                          11,758             1,999

                                                                                 PRINCIPAL
                                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.1%
-------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 3                  $       890,000           890,754
-------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.38%, 4/20/08 3,4                                                     630,000           630,316
-------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 3                                         1,500,534         1,506,689
-------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 3                                        1,250,000         1,250,005
-------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                1,961,600         1,952,962
-------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 5.59%, 10/25/35 3                                               1,272,300         1,273,382
-------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.42%, 5/16/36 3                                                1,570,000         1,570,976
-------------------------------------------------------------------------------------------------------------


                          3 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                               $       310,000   $       295,973
-------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 3                          496,140           494,020
-------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 3                                             31,485            31,155
-------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 3                        1,700,000         1,691,739
-------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 3                                         358,019           358,259
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3                                        420,000           418,008
-------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 3                           920,000           920,295
-------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 3                        2,600,000         2,602,008
-------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 3                         1,230,000         1,230,426
-------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 3                           432,660           432,961
-------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 3                            620,000           620,315
-------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                               304,720           304,088
-------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 3                                            698,241           698,823
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 3,5                                         340,000           340,114
-------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl.
2A1B, 5.18%, 8/25/35 3                                                             654,627           653,944
-------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 5                                           433,043           442,054
-------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 6.67%, 3/15/16 3                                                2,900,000         3,050,500
-------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.58%, 7/25/35 3                                               407,936           408,375
-------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.42%, 7/1/36 3                                                      2,060,000         2,061,028
-------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 3                            307,891           306,818
-------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                            375,571           373,740
-------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 3                            451,921           452,224
-------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 3                  1,500,000         1,500,763
-------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 3                   1,755,030         1,757,043
-------------------------------------------------------------------------------------------------------------


                          4 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 3                                    $       349,890   $       350,048
-------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                           799,191           799,551
-------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%,
7/25/36 3                                                                        1,230,000         1,230,412
                                                                                             ----------------
Total Asset-Backed Securities (Cost $32,903,668)                                                  32,899,768

-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.7%
-------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.7%
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.6%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/18-5/1/19                                                             6,870,313         6,544,269
5%, 8/1/33-12/1/34                                                               2,288,640         2,156,855
6%, 4/1/17-9/1/24                                                                1,428,488         1,433,670
6.50%, 4/1/18-4/1/34                                                             4,674,858         4,778,581
7%, 5/1/29-11/1/32                                                               3,023,945         3,123,461
8%, 4/1/16                                                                          50,309            52,994
9%, 8/1/22-5/1/25                                                                   14,840            15,903
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 3                                           726,456           672,588
Series 2034, Cl. Z, 6.50%, 2/15/28                                                 416,428           422,761
Series 2043, Cl. ZP, 6.50%, 4/15/28                                              1,193,712         1,186,462
Series 2053, Cl. Z, 6.50%, 4/15/28                                                 450,651           458,077
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                588,693           596,853
Series 2075, Cl. D, 6.50%, 8/15/28                                               1,425,294         1,448,839
Series 2080, Cl. Z, 6.50%, 8/15/28                                                 888,075           902,697
Series 2387, Cl. PD, 6%, 4/15/30                                                    76,789            76,727
Series 2427, Cl. ZM, 6.50%, 3/15/32                                              1,589,991         1,619,136
Series 2500, Cl. FD, 5.82%, 3/15/32 3                                              178,090           180,532
Series 2526, Cl. FE, 5.72%, 6/15/29 3                                              259,702           262,266
Series 2551, Cl. FD, 5.72%, 1/15/33 3                                              202,802           204,873
Series 3025, Cl. SJ, 5.243%, 8/15/35 3                                             159,161           148,016
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                        32,568            32,512
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.481%, 6/1/26 6                                              352,961            89,313
Series 183, Cl. IO, 12.018%, 4/1/27 6                                              553,160           147,359
Series 184, Cl. IO, 17.72%, 12/1/26 6                                              600,579           154,035
Series 192, Cl. IO, 14.99%, 2/1/28 6                                               172,630            43,437
Series 200, Cl. IO, 13.615%, 1/1/29 6                                              205,479            56,203
Series 2003-118, Cl. S, 10.176%, 12/25/33 6                                      3,229,106           382,185
Series 2005-87, Cl. SE, 6.84%, 10/25/35 6                                        5,606,427           139,200
Series 2005-87, Cl. SG, 12.46%, 10/25/35 6                                       5,249,155           242,347
Series 2130, Cl. SC, (0.785)%, 3/15/29 6                                           443,773            30,338
Series 216, Cl. IO, 13.611%, 12/1/31 6                                             391,151           100,816
Series 224, Cl. IO, 10.644%, 3/1/33 6                                            1,826,223           472,417
Series 243, Cl. 6, 8.611%, 12/15/32 6                                              752,127           194,251


                          5 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2796, Cl. SD, 2.895%, 7/15/26 6                                     $       669,969   $        46,399
Series 2802, Cl. AS, 4.498%, 4/15/33 6                                           1,219,645            58,857
Series 2920, Cl. S, (1.236)%, 1/15/35 6                                          3,758,154           148,532
Series 3000, Cl. SE, (2.401)%, 7/15/25 6                                         3,929,565            97,052
Series 3110, Cl. SL, 6.09%, 2/15/26 6                                              639,025            16,564
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.275%, 6/1/26 7                                               149,951           115,547
Series 192, Cl. PO, 5.708%, 2/1/28 7                                               172,630           132,945
Series 224, Cl. PO, 4.438%, 3/1/33 7                                               611,757           448,498
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                           21,446,021        20,430,954
5%, 12/1/17-9/1/35                                                              48,606,895        46,487,749
5%, 7/1/22 8                                                                     1,775,000         1,715,371
5.50%, 2/1/33-11/1/34                                                            9,126,672         8,844,045
5.50%, 7/1/22-8/1/37 8                                                          61,189,000        59,082,391
6%, 9/1/19-11/1/33                                                              16,997,079        16,899,287
6%, 7/1/22-7/1/37 8                                                             19,277,000        19,277,571
6.50%, 6/1/17-11/1/31                                                           11,245,833        11,474,650
7%, 11/1/17-1/1/35                                                               4,529,811         4,687,613
7.50%, 1/1/08-1/1/33                                                               479,888           502,255
8.50%, 7/1/32                                                                       21,289            22,889
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                                 1,288,540         1,317,755
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                  73,832            74,400
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                          1,383,482         1,403,902
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                             1,098,260         1,119,825
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                  201,418           206,603
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                672,992           672,294
Trust 2001-44, Cl. QC, 6%, 9/25/16                                               2,058,606         2,074,165
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                  63,295            63,170
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                           1,547,874         1,575,843
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                 160,448           160,587
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                   1,274             1,270
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                              621,907           634,010
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                            1,138,000         1,077,339
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                            1,045,000         1,000,285
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                 907,656           894,904
Trust 2004-101, Cl. BG, 5%, 1/25/20                                              1,869,000         1,803,266
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                              160,000           143,869
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                            4,010,000         3,864,522
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                           3,028,799         3,022,538
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 3                                           570,682           509,898
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 3                                         1,421,089         1,228,158
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 3                                           461,321           398,492
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 3                                         1,296,709         1,157,342
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                            3,678,634         3,670,390
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                            5,101,000         4,865,275
-------------------------------------------------------------------------------------------------------------


                          6 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, 24.678%, 10/25/23 6                                $        31,622   $         2,004
Trust 2001-65, Cl. S, 10.148%, 11/25/31 6                                        1,804,867           178,831
Trust 2001-81, Cl. S, 4.502%, 1/25/32 6                                            383,413            36,525
Trust 2002-38, Cl. IO, (1.146)%, 4/25/32 6                                         640,661            31,066
Trust 2002-47, Cl. NS, 3.829%, 4/25/32 6                                           760,676            71,797
Trust 2002-51, Cl. S, 3.955%, 8/25/32 6                                            698,470            66,333
Trust 2002-52, Cl. SD, 0.555%, 9/25/32 6                                           789,128            66,179
Trust 2002-77, Cl. IS, 3.855%, 12/18/32 6                                        1,091,496            95,278
Trust 2002-77, Cl. SH, 5.456%, 12/18/32 6                                          506,899            46,038
Trust 2002-9, Cl. MS, 4.674%, 3/25/32 6                                            527,880            52,437
Trust 2002-96, Cl. SK, 11.338%, 4/25/32 6                                        4,743,470           448,929
Trust 2003-33, Cl. SP, 13.322%, 5/25/33 6                                        1,838,367           196,456
Trust 2003-4, Cl. S, 10.519%, 2/25/33 6                                            981,148            98,676
Trust 2003-46, Cl. IH, 6.915%, 6/25/33 6                                         6,539,580         1,368,147
Trust 2004-54, Cl. DS, (2.251)%, 11/25/30 6                                        736,270            39,473
Trust 2005-19, Cl. SA, 0.049%, 3/25/35 6                                         9,951,892           410,943
Trust 2005-40, Cl. SA, (0.107)%, 5/25/35 6                                       2,153,088            85,070
Trust 2005-6, Cl. SE, 1.763%, 2/25/35 6                                          2,676,235           108,015
Trust 2005-71, Cl. SA, 2.977%, 8/25/25 6                                         2,475,784           114,763
Trust 2006-33, Cl. SP, 14.65%, 5/25/36 6                                         5,770,715           427,193
Trust 214, Cl. 2, 19.691%, 3/1/23 6                                                952,258           225,928
Trust 222, Cl. 2, 16.325%, 6/1/23 6                                              1,270,951           316,869
Trust 240, Cl. 2, 21.135%, 9/1/23 6                                              2,000,714           531,121
Trust 247, Cl. 2, 13.338%, 10/1/23 6                                               255,104            67,575
Trust 252, Cl. 2, 14.488%, 11/1/23 6                                               936,092           259,520
Trust 273, Cl. 2, 16.085%, 8/1/26 6                                                265,240            66,377
Trust 319, Cl. 2, 14.254%, 2/1/32 6                                                378,398           100,179
Trust 321, Cl. 2, 10.181%, 4/1/32 6                                              3,873,368         1,023,385
Trust 331, Cl. 9, 8.824%, 2/1/33 6                                                 128,745            32,193
Trust 334, Cl. 17, 22.859%, 2/1/33 6                                               622,284           174,229
Trust 339, Cl. 7, 6.028%, 7/1/33 6                                               2,723,591           666,428
Trust 342, Cl. 2, 12.261%, 9/1/33 6                                              2,121,127           555,166
Trust 344, Cl. 2, 10.832%, 12/1/33 6                                             7,311,913         1,917,303
Trust 345, Cl. 9, 8.846%, 1/1/34 6                                               1,661,210           411,221
Trust 346, Cl. 2, 13.179%, 12/1/33 6                                             2,273,551           596,244
Trust 350, Cl. 2, 11.319%, 3/1/34 6                                              1,728,056           453,012
Trust 362, Cl. 12, 6.752%, 8/1/35 6                                              5,447,746         1,259,320
Trust 362, Cl. 13, 6.735%, 8/1/35 6                                              3,020,258           696,786
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.114%, 9/25/23 7                                 453,209           365,358
                                                                                             ----------------
                                                                                                 265,461,611


                          7 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
6.375%, 3/20/26 3                                                          $        23,255   $        23,487
7%, 4/15/09-4/15/26                                                                230,921           240,352
7.50%, 3/15/09-5/15/27                                                             878,200           919,796
8%, 5/15/17                                                                         31,786            33,452
8.50%, 8/15/17-12/15/17                                                             21,293            22,679
-------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, (3.16)%, 1/16/27 6                                         924,786            61,951
Series 2002-15, Cl. SM, (6.147)%, 2/16/32 6                                        747,510            50,070
Series 2002-76, Cl. SY, (3.859)%, 12/16/26 6                                     1,783,357           130,399
Series 2004-11, Cl. SM, (6.202)%, 1/17/30 6                                        618,989            39,519
                                                                                             ----------------
                                                                                                   1,521,705
-------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.0%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                     1,810,000         1,762,901
-------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                  1,170,091         1,180,396
-------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                             939,388           939,534
-------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.42%, 8/25/08 3                                                  686,098           686,703
-------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                             460,000           458,277
-------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 5                        2,150,000         2,111,929
-------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                         1,270,546         1,268,225
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                       1,733,209         1,733,195
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                            380,290           380,036
-------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                           662,352           665,356
-------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                            960,000           942,076
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                          1,080,000         1,062,542
-------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                         1,520,000         1,481,701
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                         1,200,000         1,187,424
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 5                                       1,600,000         1,582,547
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                          440,000           429,349
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                        1,560,000         1,529,658
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                         410,000           403,451
-------------------------------------------------------------------------------------------------------------


                          8 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                    $     1,280,000   $     1,262,198
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                          1,780,000         1,758,218
-------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                                            727,880           724,961
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                             1,532,008         1,518,177
-------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                            2,146,867         2,160,895
-------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 5                  1,554,000         1,654,524
-------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                            741,233           738,742
-------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                        1,541,507         1,531,868
-------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                              2,154,514         2,149,685
-------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42              2,490,000         2,451,389
-------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48               492,000           484,698
                                                                                             ----------------
                                                                                                  36,240,655

-------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                          2,286,613         2,294,116
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          1,300,947         1,311,283
-------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                             1,589,044         1,586,186
-------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                            1,556,229         1,553,689
-------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.676%, 5/25/35 3                                                 86,210            86,251
                                                                                             ----------------
                                                                                                   6,831,525
                                                                                             ----------------
Total Mortgage-Backed Obligations (Cost $312,926,531)                                            310,055,496

-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.7%
-------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 9                                         1,245,000         1,228,898
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                             1,160,000         1,152,185
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 4.25%, 7/15/07                      2,555,000         2,553,904
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 5/15/17                                                                   3,937,000         3,775,831
4.50%, 2/15/36 10,11                                                             3,611,000         3,270,779
8.875%, 8/15/17 10,11                                                              790,000         1,023,668
STRIPS, 4.96%, 2/15/16 9                                                           171,000           110,970
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13                                                                  2,030,000         1,928,660
-------------------------------------------------------------------------------------------------------------


                          9 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
4.50%, 5/15/10-4/30/12                                                     $    15,268,000   $    14,994,297
4.75%, 2/15/10-5/31/12                                                           6,914,000         6,881,921
4.875%, 5/31/09                                                                  2,485,000         2,485,002
                                                                                             ----------------
Total U.S. Government Obligations (Cost $39,825,348)                                              39,406,115

-------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.9%
-------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                 500,000           535,116
-------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                   1,715,000         1,761,458
-------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                                     4,130,000         3,755,905
-------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                   3,005,000         3,086,682
-------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09               1,255,000         1,316,820
-------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                    2,355,000         2,203,616
-------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 5                     2,240,000         2,291,538
-------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 4                            1,160,000         1,145,990
-------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                       1,955,000         2,043,006
-------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                     1,395,000         1,393,747
-------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                1,530,000         1,569,803
-------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                   1,320,000         1,282,236
-------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                          1,425,000         1,372,447
-------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                  440,000           510,268
-------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                        2,740,000         2,649,125
-------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 4                                     2,115,000         2,094,216
-------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                               1,655,000         1,671,550
-------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                  1,265,000         1,188,042
6.125% Nts., 1/15/14                                                               895,000           859,103
8% Sr. Nts., 2/1/09                                                                785,000           807,347
-------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
5.71% Nts., Series E, 3/13/09 3                                                    780,000           781,764
7.30% Nts., 1/15/12                                                                830,000           881,135
-------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                 1,187,000         1,440,008
-------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 5                                    535,000           539,013
-------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                         645,000           652,914
-------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 5                                244,000           238,510
-------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                               2,530,000         2,530,000
-------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                       390,000           393,697
-------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                            3,920,000         4,095,992
-------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                              2,000,000         2,011,670
9.80% Unsub. Nts., 12/15/08 3                                                      228,000           241,838
-------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                               1,670,000         1,712,326
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                    3,315,000         3,171,441
-------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 4,12                             4,200,000         3,943,405
-------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                  980,000         1,025,325
-------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 4                                          290,000           292,992
-------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 5                            1,480,000         1,565,100
-------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 3                           3,200,000         3,103,309
-------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 4                                                                       1,140,000         1,131,102
-------------------------------------------------------------------------------------------------------------


                         10 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 3                 $       920,000   $       943,000
-------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                   1,630,000         1,623,359
7.75% Sr. Unsec. Nts., 2/15/12                                                     190,000           203,953
-------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                 2,450,000         2,566,074
-------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                               2,075,000         2,023,202
-------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                     1,915,000         1,971,784
-------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                      610,000           635,802
-------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                       1,835,000         1,907,939
-------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                    250,000           211,125
7.125% Sr. Unsec. Nts., 6/15/09                                                  1,330,000         1,363,934
-------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                            715,000           718,425
-------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                1,100,000         1,014,405
-------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                      2,585,000         2,575,306
-------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                      2,035,000         2,118,917
-------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                1,695,000         1,732,312
-------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                   2,085,000         2,085,911
-------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 4            493,311           459,339
-------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                 2,540,000         2,502,919
-------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                      2,520,000         3,051,077
-------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                          2,140,000         2,607,783
-------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                      1,320,000         1,318,941
-------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                            885,000           871,163
-------------------------------------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 5                                                     245,000           245,306
7.875% Sr. Unsec. Nts., 9/1/11                                                   2,015,000         2,110,713
-------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                  750,000           791,424
-------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                              1,905,000         2,145,421
-------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 5                550,000           554,462
-------------------------------------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                                             515,000           516,763
-------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                         850,000           826,815
-------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                      1,765,000         1,696,474
-------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09                      930,000           878,850
-------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                       1,825,000         1,755,455
-------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                930,000           936,125
7.625% Sr. Unsec. Nts., 2/15/12                                                    640,000           683,813
-------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 3,4                    1,060,000         1,000,069
-------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                       2,235,000         2,601,292
-------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                       1,485,000         1,473,062
-------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 3,4                                                      1,865,000         1,866,259
6.125% Nts., 3/15/08                                                             1,330,000         1,333,076
-------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                  1,270,000         1,263,650
3.875% Sr. Unsec. Nts., 10/15/08 5                                                 590,000           571,563
-------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                435,000           435,351
-------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              1,950,000         2,004,138
-------------------------------------------------------------------------------------------------------------


                         11 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75%
Nts., 4/15/09 5                                                            $     2,385,000   $     2,420,775
-------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                      2,950,000         3,121,699
                                                                                             ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $129,593,122)                              129,028,781

                                                                                    SHARES
-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--9.4%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 13,14
(Cost $101,813,095)                                                            101,813,095       101,813,095
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL (COST $1,026,640,720)                                                               1,157,228,677
-------------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2% 15
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.06% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000 with a maturity value of $3,501,573,542)
with Bank of America NA, 5.395%, dated 6/29/07, to be repurchased at
$2,247,732 on 7/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%,
8/1/33-3/1/35, with a value of $3,570,000,000 (Cost $2,246,722)            $     2,246,722         2,246,722
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,028,887,442)                                    107.3%    1,159,475,399
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (7.3)      (78,557,290)

                                                                           ----------------------------------
NET ASSETS                                                                           100.0%  $ 1,080,918,109
                                                                           ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
              SUBJECT TO CALL         DATE      PRICE    RECEIVED      VALUE
-----------------------------------------------------------------------------

Amgen, Inc.               797      1/21/08   $     70   $ 272,089   $ 55,790

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,614,765 or 1.44% of the Fund's net assets as of June 30, 2007.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $14,557,435, which represents 1.35% of the Fund's net assets. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,998,253 or 1.48% of the Fund's net assets as of June 30, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,062,348 or 0.10% of the Fund's net assets as of June 30, 2007.

8. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Partial or fully-loaned security. See accompanying Notes.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $281,109. See accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Rate shown is the 7-day yield as of June 30, 2007.


                         12 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES          GROSS         GROSS          SHARES
                                                      SEPTEMBER 30, 2006      ADDITIONS    REDUCTIONS   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                    --    407,582,919   305,769,824     101,813,095

                                                                                                             DIVIDEND
                                                                                                VALUE          INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $ 101,813,095   $   3,454,268

15. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $108,572,559 of securities issued on a when-issued basis or forward commitment and sold $28,446,309 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                         13 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual


                         14 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds        9/19/07         321   $    34,587,750   $     (328,586)
U.S. Treasury Nts., 10 yr.      9/19/07          53         5,602,266           68,698
                                                                        ---------------
                                                                              (259,888)
                                                                        ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/28/07         503       102,501,969          160,768
U.S. Treasury Nts., 5 yr.       9/28/07         169        17,589,203           80,891
                                                                        ---------------
                                                                               241,659
                                                                        ---------------
                                                                        $      (18,229)
                                                                        ===============


                         15 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2007 was as follows:

                                                      CALL OPTIONS
                                     ------------------------------
                                        NUMBER OF        AMOUNT OF
                                        CONTRACTS         PREMIUMS
-------------------------------------------------------------------
Options outstanding as of
September 30, 2006                             --   $           --
Options written                               956          355,641
Options closed or expired                    (159)         (83,552)
                                     ------------------------------
Options outstanding as of
June 30, 2007                                 797   $      272,089
                                     ==============================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.


                         16 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                               BUY/SELL   NOTIONAL
                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION          PREMIUM
COUNTERPARTY         REFERENCE ENTITY        PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Barclay Bank
plc:
                     Beazer Homes USA,
                     Inc.                          Sell   $    545         2.100%      6/20/08   $            --        (7,068)
                     Capmark Financial
                     Group, Inc.                   Sell      1,020         1.000       6/20/12                --         2,955

                     Lear Corp.                    Sell      1,730         1.000       6/20/08                --         4,745

                     Toys R US, Inc.               Sell      1,085         1.450       9/20/08                --        (8,199)
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                     Belo Corp.                     Buy      3,255         0.900       6/20/13                --        39,368

                     CDX North America
                     High Yield Index              Sell      1,820         2.750       6/20/12            14,699       (35,139)

                     CDX North America
                     High Yield Index               Buy      1,820         2.750       6/20/14            26,251        83,989

                     CDX North America
                     High Yield Index              Sell      5,050         2.750       6/20/12            28,441       (97,501)

                     CDX North America
                     High Yield Index               Buy      5,050         2.750       6/20/14            91,496       233,045

                     CDX North America
                     High Yield Index               Buy      1,025         2.750       6/20/12             2,029        19,790
                     Freescale
                     Semiconductor, Inc.           Sell      1,010         0.600       3/20/08                --        (6,842)
                     Freescale
                     Semiconductor, Inc.           Sell      1,075         0.750       3/20/08                --        (6,092)

                     Rite Aid Corp.                Sell      1,700         0.875       6/20/08                --       (10,703)
                     Univision
                     Communications,
                     Inc.                          Sell        495         0.750       3/20/08                --        (3,088)
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                     Abitibi-
                     Consolidated Co. of
                     Canada                        Sell      1,600         1.520       9/20/07                --        (1,071)


                         17 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Allied Waste North
                     America, Inc.                 Sell        630         2.000       9/20/09                --         4,251

                     Allied Waste North
                     America, Inc.                 Sell        990         2.000       9/20/09                --         6,681

                     Bombardier, Inc.              Sell        500         0.900       9/20/07                --           750

                     CDX North America
                     High Yield Index               Buy      2,995         2.750       6/20/14            39,684       142,594

                     CDX North America
                     High Yield Index              Sell      2,995         2.750       6/20/12            27,704       (58,961)

                     CDX North America
                     High Yield Index              Sell      5,030         2.750       6/20/12            31,857       (99,023)

                     CDX North America
                     High Yield Index               Buy      5,030         2.750       6/20/14            84,462       239,481

                     CDX North America
                     High Yield Index               Buy      2,040         2.750       6/20/12           (19,040)       33,855

                     CDX North America
                     High Yield Index              Sell      4,990         2.750       6/20/12            35,103       (98,235)

                     CDX North America
                     High Yield Index              Sell      5,050         2.750       6/20/12            24,128       (99,417)

                     CDX North America
                     High Yield Index               Buy      5,050         2.750       6/20/14            98,966       240,433

                     CDX.NA.IG.7                    Buy      3,600         0.400      12/20/11               370        (3,255)

                     Dillard's, Inc.               Sell        450         0.750       9/20/08                --           180
                     Dow Jones CDX
                     North America
                     Crossover Index                Buy      4,990         2.750       6/20/14            77,172       237,577

                     Eastman Kodak Co.             Sell      1,395         1.000      12/20/08                --           283

                     Levi Strauss & Co.            Sell        740         0.900       9/20/08                --            --

                     Levi Strauss & Co.            Sell        990         1.000       9/20/08                --           498
                     Tenet Healthcare
                     Corp.                         Sell      1,725         1.600       3/20/09                --        (2,720)

                     Weyerhaeuser Co.               Buy      1,990         0.580       9/20/11                --       (17,616)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                     Capmark Financial
                     Group, Inc.                   Sell      1,065         0.950       6/20/12                --        (2,573)

                     First Data Corp.              Sell      1,080         1.150       9/20/08                --            --
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

                     ArvinMeritor, Inc.            Sell        460         1.100       9/20/07                --           390

                     ArvinMeritor, Inc.            Sell         40         1.200       9/20/07                --            44

                     ArvinMeritor, Inc.            Sell        555         1.050       9/20/07                --           399
                     Beazer Homes USA,
                     Inc.                          Sell      1,165         2.150       6/20/08                --       (24,794)


                         18 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Bombardier, Inc.              Sell        560         1.000       9/20/07                --         1,148

                     Bombardier, Inc.              Sell        555         1.050       9/20/07                --         1,208

                     CDX North America
                     High Yield Index              Sell      4,965         2.750       6/20/12            40,306       (94,819)

                     CDX North America
                     High Yield Index               Buy      4,965         2.750       6/20/14            71,406       230,165

                     CDX North America
                     High Yield Index               Buy      4,860         2.750       6/20/14            64,395       225,297

                     CDX North America
                     High Yield Index              Sell      4,860         2.750       6/20/12            44,955       (92,814)
                     CountrywideHome
                     Loans, Inc.                   Sell      3,180         0.420       6/20/09                --         1,591

                     El Paso Corp.                 Sell      2,090         0.520       3/20/10                --        (5,965)

                     Ford Motor Co.                 Buy      2,090         5.400      12/20/08                --       (93,480)

                     Ford Motor Co.                Sell      2,090         7.150      12/20/16                --       124,903

                     Ford Motor Co.                 Buy        990         5.300      12/20/08                --       (42,867)

                     Ford Motor Co.                Sell        990         7.050      12/20/16                --        54,024
                     General Motors
                     Corp.                         Sell      1,035         5.800      12/20/16                --        66,625
                     General Motors
                     Corp.                          Buy      1,035         4.000      12/20/08                --       (28,824)
                     General Motors
                     Corp.                         Sell      1,005         5.750      12/20/16                --        61,864
                     General Motors
                     Corp.                          Buy      1,005         3.950      12/20/08                --       (27,270)

                     Inco Ltd.                      Buy      1,065         0.630       3/20/17                --       (12,539)

                     Inco Ltd.                      Buy      1,055         0.700       3/20/17                --       (17,903)

                     J.C. Penney Co., Inc.         Sell      1,990         0.610       6/20/13                --        (6,770)
                     K. Hovnanian
                     Enterprises, Inc.             Sell        525         1.850       6/20/08                --        (2,164)
                     K. Hovnanian
                     Enterprises, Inc.             Sell        525         1.850       6/20/08                --        (2,164)

                     Kroger Co. (The)               Buy      2,075         0.478       6/20/12                --        (7,456)

                     Tribune Co.                   Sell      1,015         1.000       6/20/08                --       (19,284)

                     Vale Overseas Ltd.            Sell      1,065         1.100       3/20/17                --        17,724

                     Vale Overseas Ltd.            Sell      1,055         1.170       3/20/17                --        23,102
                                                                                                 ------------------------------
                                                                                                 $       784,384   $ 1,062,343
                                                                                                 ==============================


                         19 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                                NOTIONAL                                                          TERMINATION
    SWAP COUNTERPARTY             AMOUNT        PAID BY THE FUND        RECEIVED BY THE FUND            DATES     VALUE
------------------------------------------------------------------------------------------------------------------------
                                                                      If positive, the Total
                                                If negative, the        Return of the Lehman
                                           absolute value of the        CMBS Index plus 27.5
Deutsche Bank AG             $ 5,600,000      Lehman CMBS Index.               basis points.          11/1/07   $ 3,086
------------------------------------------------------------------------------------------------------------------------
                                                If negative, the   If positive, the absolute
                                               absolute value of    value of Lehman Brothers
                                            Lehman Brothers U.S.            U.S. CMBS Index:
Goldman Sachs Capital                                CMBS Index:       Aggregate AAA plus 15
Markets LP                     4,190,000          Aggregate AAA.               basis points.           9/1/07     1,772
------------------------------------------------------------------------------------------------------------------------
                                                                      If positive, the Total
                                                If negative, the        Return of the Lehman
Lehman Brothers Special                    absolute value of the        CMBS Index plus 32.5
Financing, Inc.                4,700,000      Lehman CMBS Index.               basis points.          11/1/07     2,542
                                                                                                                --------
                                                                                                                $ 7,400
                                                                                                                ========

Abbreviation is as follows:

CMBS                         Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $3,048,899, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at


                         20 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value" and, when applicable, as "Receivable for Investments sold." Collateral of $3,082,322 was received for the loans, $2,246,722 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $835,600 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 1,030,117,889
Federal tax cost of other investments            (79,370,632)
                                             ----------------
Total federal tax cost                       $   950,747,257
                                             ================

Gross unrealized appreciation                $   143,856,091
Gross unrealized depreciation                    (14,015,152)
                                             ----------------
Net unrealized appreciation                  $   129,840,939
                                             ================


                         21 | OPPENHEIMER BALANCED FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007